Loans and advances to customers	12 Months Ended
Dec. 31, 2023
Loans And Advances To Customers [Abstract]
Loans and advances to customers	Loans and advances to customers
a) Detail
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Financial assets held for trading	11,634	9,550	6,829
Non-trading financial assets mandatorily at fair value through profit or loss	982	868	537
Financial assets designated at fair value through profit or loss	6,219	5,774	10,289
Financial assets at fair value through other comprehensive income	7,669	8,215	7,663
Financial assets at amortized cost	1,009,845	1,011,597	947,364
Of which:
Impairment losses	(22,788)	(22,684)	(22,964)
	1,036,349	1,036,004	972,682
Loans and advances to customers disregarding impairment losses	1,059,137	1,058,688	995,646
Note 51 contains a detail of the residual maturity periods of 'Financial assets at amortized cost'.
Note 54 shows the Group’s total exposure, by geographical origin of the issuer.
There are no loans and advances to customers for material amounts without fixed maturity dates.
b) Breakdown
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2023	2022	2021
Loan type and status
Commercial credit	55,628	56,688	49,603
Secured loans	554,375	565,609	542,404
Reverse repurchase agreements	44,184	39,500	33,264
Other term loans	295,485	290,031	269,526
Finance leases	38,723	39,833	38,503
Receivable on demand	12,277	11,435	10,304
Credit cards receivables	24,371	22,704	20,397
Impaired assets	34,094	32,888	31,645
	1,059,137	1,058,688	995,646
Geographical area
Spain	203,680	212,804	216,741
European Union (excluding Spain)	211,368	202,958	190,032
United States and Puerto Rico	126,894	125,436	102,491
Other OECD countriesA	374,812	385,906	374,729
South America (non - OECD)	120,610	112,803	94,010
Rest of the world	21,773	18,781	17,643
	1,059,137	1,058,688	995,646
Interest rate formula
Fixed rate	647,349	642,537	593,645
Floating rate	411,788	416,151	402,001
	1,059,137	1,058,688	995,646
A.Includes, mainly, customers from the United Kingdom.
At 31 December 2023, 2022 and 2021 the Group had granted loans amounting to EUR 15,544 million, EUR 14,698 million and EUR 14,131 million to Spanish public sector agencies which had a rating at 31 December 2023 of A (ratings of A at 31 December 2022 and 31 December 2021), and EUR 11,530 million, EUR 12,467 million, and EUR 10,263 million to the public sector in other countries (at 31 December 2023, the breakdown of this amount by issuer rating was as follows: 3.2% AAA, 15.7% AA, 1% A, 69.5% BBB, 8.9% below BBB and 1.7% without rating).
Without considering the public administrations, the amount of the loans and advances at 31 December 2023, 2022 and 2021 amounts to EUR 1,032,063 million, EUR 1,031,523 million and EUR 971,252 million, of which, EUR 998,010 million, EUR 998,689 million and EUR 939,645 million are classified as performing, respectively.

Following is a detail, by activity, of the loans to customers at 31 December 2023, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan to value ratioC
	Total	Without collateral	Of which property collateral	Of which other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	24,244	23,933	185	126	78	68	29	111	25
Other financial institutions (financial business activity)	86,908	32,499	2,307	52,102	2,101	1,030	787	49,638	853
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	346,211	191,266	73,311	81,634	33,074	27,279	22,263	47,483	24,846
Of which:
Construction and property development	18,156	1,887	14,452	1,817	5,401	5,326	1,364	2,954	1,224
Civil engineering construction	3,125	1,898	192	1,035	112	149	191	739	36
Large companies	189,654	123,353	24,368	41,933	14,610	7,958	7,504	24,357	11,872
SMEs and individual entrepreneurs	135,276	64,128	34,299	36,849	12,951	13,846	13,204	19,433	11,714
Households – other (broken down by purpose)	560,457	113,611	359,020	87,826	103,277	126,351	124,879	54,229	38,110
Of which:
Residential	352,181	1,479	350,128	574	94,426	116,017	113,764	23,951	2,544
Consumer loans	190,457	108,485	2,270	79,702	5,411	7,968	8,586	25,124	34,883
Other purposes	17,819	3,647	6,622	7,550	3,440	2,366	2,529	5,154	683
TotalA	1,017,820	361,309	434,823	221,688	138,530	154,728	147,958	151,461	63,834
Memorandum item
Refinanced and restructured transactionsB	23,874	10,208	8,024	5,642	3,383	1,878	2,030	4,910	1,465
A.In addition, the Group has granted advances to customers amounting to EUR 18,529 million, bringing the total of loans and advances to EUR 1,036,349 million.
B.Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
C.The ratio is the carrying amount of the transactions at 31 December 2023 provided by the latest available appraisal value of the collateral.
Note 54 contains information relating to the forborne loan portfolio.

Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” during 2023, 2022 and 2020:

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	942,861	66,696	32,617	1,042,174
Movements
Transfers
To stage 2 from stage 1	(43,278)	43,278		—
To stage 3 from stage 1A	(12,636)		12,636	—
To stage 3 from stage 2		(9,915)	9,915	—
To stage 1 from stage 2	15,180	(15,180)		—
To stage 2 from stage 3		2,899	(2,899)	—
To stage 1 from stage 3	488		(488)	—
Net changes on financial assets	29,696	(10,673)	(4,218)	14,805
Write-offs	—	—	(13,847)	(13,847)
Exchange differences and others	(3,178)	(451)	105	(3,524)
Balance at the end of the year	929,133	76,654	33,821	1,039,608

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	878,700	67,584	31,287	977,571
Movements
Transfers
To stage 2 from stage 1	(31,811)	31,811		—
To stage 3 from stage 1A	(11,143)		11,143	—
To stage 3 from stage 2		(8,487)	8,487	—
To stage 1 from stage 2	18,907	(18,907)		—
To stage 2 from stage 3		3,250	(3,250)	—
To stage 1 from stage 3	456		(456)	—
Net changes on financial assets	86,459	(8,839)	(2,568)	75,052
Write-offs	—	—	(12,235)	(12,235)
Exchange differences and others	1,293	284	209	1,786
Balance at the end of the year	942,861	66,696	32,617	1,042,174

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	817,906	66,104	30,318	914,328
Movements
Transfers
To stage 2 from stage 1	(33,051)	33,051		—
To stage 3 from stage 1	(6,617)		6,617	—
To stage 3 from stage 2		(5,836)	5,836	—
To stage 1 from stage 2	17,796	(17,796)		—
To stage 2 from stage 3		1,865	(1,865)	—
To stage 1 from stage 3	271		(271)	—
Net changes on financial assets	62,629	(11,629)	(719)	50,281
Write-offs	—	—	(9,089)	(9,089)
Exchange differences and others	19,766	1,825	460	22,051
Balance at the end of the year	878,700	67,584	31,287	977,571
A.It includes the effect of the stage 3 definition alignment with the accounting default definition, mainly by Santander Consumer USA.
In addition, at 31 December 2023, the Group had EUR 694 million (EUR 322 million at 31 December 2022 and EUR 420 million at 31 December 2021) of exposure in assets purchased with impairment of which EUR 273 million still show signs of additional impairment, which correspond mainly to the business combinations carried out by the Group.

c) Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2023	2022	2021
Amount at beginning of the year	22,684	22,964	23,595
Impairment losses charged to income for the year	14,011	11,676	8,762
Of which:
Impairment losses charged to profit or loss	21,413	19,879	18,240
Impairment losses reversed with a credit to profit or loss	(7,402)	(8,203)	(9,478)
Change of perimeter	(48)	—	—
Write-off of impaired balances against recorded impairment allowance	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	(12)	279	(304)
Amount at end of the year	22,788	22,684	22,964
Which correspond to:
Impaired assets	14,238	13,931	13,550
Other assets	8,550	8,753	9,414
Of which:
Individually calculated	2,951	2,493	2,496
Collective calculated	19,837	20,191	20,468
In addition, provisions for debt securities amounting to EUR 24 million were recorded at 31 December 2023 (provisions amounting to EUR 16 million and EUR 28 million as of 31 December 2022 and 2021, respectively), written-off assets recoveries have been recorded in the year amounting to EUR 1,592 million at 31 December 2023 (EUR 1,459 million and EUR 1,383 million at 31 December 2022 and 2021, respectively).
EUR 513 million were recorded in the account for losses on renegotiation or contractual modification at 31 December 2023 (EUR 630 and EUR 0 million at 31 December 2022 and 2021, respectively) mainly due to the impact of the adjustment of the gross amount of mortgage loans denominated and indexed to foreign currencies in Poland, and of the Moratorium law approved in July 2022 in this same country (see note 25.e.)
With this, the impairment recorded in Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes: 'Financial assets at fair value through other comprehensive income' and 'Financial assets at amortised cost (IFRS 9) and, Loans and receivables (IAS 39)'; amounts EUR 12,956 million at 31 December 2023 (EUR 10,863 million and EUR 7,407 million at 31 December 2022 and 2021, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2023, 2022 and 2021:

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964
d) Impaired assets and assets with unpaid past-due amounts
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	32,888	31,645	30,815
Net additions	14,944	13,060	9,390
Written-off assets	(13,847)	(12,235)	(9,089)
Changes in the scope of consolidation	(59)	—	—
Exchange differences and other	168	418	529
Balance at end of year	34,094	32,888	31,645
This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
At 31 December 2023, the Group’s written-off assets totalled EUR 48,138 million (EUR 43,675 million and EUR 40,585 million at 31 December 2022 and 2021, respectively).
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2023:

EUR million
	Gross amount	Allowance recognised	Estimated collateral valueA
Without associated real collateral	14,375	8,102	—
With real estate collateral	10,373	2,583	7,682
With other collateral	9,346	3,553	5,213
Total	34,094	14,238	12,895
A.Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.
When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due —assets impaired due to arrears— or other circumstances that may arise which will not result in all contractual cash flows being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.
e) Transferred credits
'Loans and advances to customers' includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. This is mainly due to mortgage loans, loans to companies and consumer loans in which the group retains subordinate financing and/or grants some kind of credit enhancement to new holders.
Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources.
The breakdown of securitized loans held on the balance sheet, according to the nature of the financial instrument in which they are originated, is shown below:

EUR million
	2023	2022	2021
Retained on the balance sheet	75,738	82,603	80,600
Of which
Securitised mortgage assets	16,994	16,265	19,523
Of which: UK assets	6,096	4,144	5,295
Other securitised assets	58,744	66,338	61,077
TotalA	75,738	82,603	80,600
A.Note 22 details the liabilities associated with these securitisation transactions.
At 31 December 2023, Grupo Santander had loans that had been fully derecognised and for which it retained servicing amounting to EUR 13,923 million (EUR 13,711 million and EUR 14,141 million at 31 December 2022 and 2021, respectively).